Document and Entity Information	3 Months Ended
Jun. 30, 2018
Document And Entity Information [Abstract]
Document Type	S-1/A
Amendment Flag	false
Document Period End Date	Jun. 30, 2018
Entity Registrant Name	VALERITAS HOLDINGS INC.
Entity Central Index Key	0001619250
Entity Filer Category	Smaller Reporting Company